Segmented Information - Schedule of Information Relating to Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018 [1]	Mar. 25, 2017 [1]
Segment Reporting Information [Line Items]
Revenues	$ 151,049	$ 146,608	$ 152,992
Unadjusted gross profit	60,055	57,755	62,852
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	9,912	13,054	15,637
Retail Segment [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	58,936	55,578	61,441
Retail Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	143,499	141,607	149,418
Other Segments [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	1,119	2,177	1,411
Other Segments [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	9,912	13,054	15,637
Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	$ 7,550	$ 5,001	$ 3,574

[1]	Recast (refer to note 1)